Financial Instruments (Details) - Schedule of foreign currency exposures - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Foreign Currency Exposures Abstract
Cash	$ 216,871	$ 5,689,671
Marketable Securities - Current	3,162,362
Accounts payable and accrued liabilities	(2,890,582)	(2,557,849)
Total	$ 488,651	$ 3,131,822